USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2025 (unaudited)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Appreciation/(Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
Foreign Contracts(a)
Euronext Rapeseed EURO Futures IJ, November 2025 contracts	2	$56,097	Oct-25	$(1,591)	(0.1)%
ICE Canola Futures RS, November contracts	8	80,101	Nov-25	(9,226)	(0.4)%
ICE ECX EMISSION Futures MO, December contracts	1	73,576	Dec-25	8,813	0.4%
	11	209,774		(2,004)	(0.1)%
United States Contracts(a)
CBOT Rough Rice Futures RR, November contracts	3	76,220	Nov-25	(9,230)	(0.4)%
CBOT Soybean Futures S, November contracts	2	103,100	Nov-25	(2,925)	(0.1)%
ICE Cotton Futures CT, December contracts	1	33,990	Dec-25	(1,105)	(0.0	)%(b)
CBOT Corn Futures C, December contracts	8	160,500	Dec-25	5,700	0.2%
CBOT Wheat Future W, December contracts	3	79,388	Dec-25	(3,188)	(0.1)%
ICE Cocoa Futures CC, December contracts	1	78,370	Dec-25	(10,880)	(0.4)%
ICE Coffee Futures KC, December contracts	1	107,400	Dec-25	33,169	1.3%
COMEX Aluminum Futures AL, December contracts	2	127,987	Dec-25	3,112	0.1%
COMEX COMEX Copper Futures HG, December contracts	1	113,987	Dec-25	7,425	0.3%
ICE Biodiesel D4 RIN Futures RI, December contracts	1	37,250	Dec-25	11,375	0.5%
ICE CA Low Carbon Fuel Futures ZR, December contracts	2	15,600	Dec-25	(4,600)	(0.2)%
NYMEX Chicago Ethanol S Futures CU, December contracts	1	67,095	Dec-25	4,620	0.2%
ICE Sugar #11 Futures SB, March contracts	2	36,422	Feb-26	762	0.0	%(c)
ICE PJM TQRECC I ZQ, July contracts	11	28,580	Jul-26	1,395	0.1%
	39	1,065,889		35,630	1.5%
Total Open Commodity Futures Contracts(d)	50	$1,275,663		$33,626	1.4%

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2025 (unaudited) (continued)

	Shares	Value	% of Total Net Assets
Common Stocks
Aerospace & Defense
Hexcel Corp.	100	$6,270	0.2%
Electric
Ameresco, Inc. – Class A(e)	100	3,358	0.1%
Auren Energia SA	6,817	13,146	0.5%
Boralex, Inc. – Class A	800	15,622	0.6%
Brookfield Renewable Corp.	300	10,326	0.4%
China Yangtze Power Co. Ltd. – Class A	500	1,912	0.1%
EDP Renovaveis SA	1,132	14,897	0.6%
Light S/A(e)	9,300	10,129	0.4%
Meridian Energy Ltd.	3,340	10,802	0.4%
NextEra Energy, Inc.	200	15,098	0.6%
Ormat Technologies, Inc.	100	9,625	0.4%
Orsted AS, 144A(e)(f)	232	4,147	0.2%
ReNew Energy Global PLC – Class A(e)	2,600	20,020	0.8%
		129,082	5.1%
Energy - Alternate Sources
Array Technologies, Inc.(e)	3,500	28,525	1.1%
Cadeler A/S(e)	1,326	6,751	0.3%
Canadian Solar, Inc.(e)	2,500	32,600	1.3%
Corp. ACCIONA Energias Renovables SA	780	20,200	0.8%
Enphase Energy, Inc.(e)	100	3,539	0.1%
ERG SpA	168	4,145	0.2%
First Solar, Inc.(e)	200	44,106	1.8%
Flat Glass Group Co. Ltd. – Class H	8,000	11,681	0.5%
Grenergy Renovables SA(e)	1,150	86,885	3.4%
JA Solar Technology Co. Ltd. – Class A(e)	10,100	18,620	0.7%
LONGi Green Energy Technology Co. Ltd. – Class A(e)	14,000	35,357	1.4%
Maxeon Solar Technologies Ltd.(e)	1,831	6,134	0.2%
Ming Yang Smart Energy Group Ltd. – Class A	2,900	6,575	0.3%
Motech Industries, Inc.	16,000	9,161	0.4%
Nordex SE(e)	1,599	40,958	1.6%
OY Nofar Energy Ltd.(e)	536	17,118	0.7%
Risen Energy Co. Ltd. – Class A(e)	3,100	4,554	0.2%
Scatec ASA, 144A(e)(f)	953	9,384	0.4%
Serena Energia SA(e)	2,300	5,334	0.2%
Solaria Energia y Medio Ambiente SA(e)	1,641	21,007	0.8%
Sungrow Power Supply Co. Ltd. – Class A	2,280	51,816	2.1%
Sunrun, Inc.(e)	1,300	22,477	0.9%
TCL Zhonghuan Renewable Energy Technology Co. Ltd. – Class A(e)	22,500	28,569	1.1%
Titan Wind Energy Suzhou Co. Ltd. – Class A	10,700	12,325	0.5%

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2025 (unaudited) (continued)

	Shares	Value	% of Total Net Assets
Common Stocks (continued)
Energy - Alternate Sources (continued)
TPI Composites, Inc.(e)	4,300	$133	0.0	%(c)
United Renewable Energy Co. Ltd.(e)	57,000	12,867	0.5%
		540,821	21.5%
Machinery - Construction & Mining
GoodWe Technologies Co. Ltd. – Class A(e)	1,079	9,793	0.4%
Total Common Stocks
(Cost $724,478)		$685,966	27.2%
Exchange-Traded Funds
USCF Sustainable Battery Metals Strategy Fund(g)
(Cost $828,273)	41,500	$687,863	27.3%

Short-Term Investments
Total Investments
(Cost $1,552,751)		$1,373,829	54.5%
Other Assets in Excess of Liabilities		1,145,820	45.5%
Total Net Assets		$2,519,649	100.0%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	Position represents greater than (0.05)%.
(c)	Position represents less than 0.05%.
(d)	Collateral amounted to $– on open Commodity Futures Contracts.
(e)	Non-income producing security.
(f)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $13,531, which represents 0.5% of net assets as of September 30, 2025.
(g)	Affiliated issuer.

USCF ETF TRUST

USCF SUSTAINABLE COMMODITY STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2025 (unaudited) (concluded)

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2025 is as follows:

Market Value at 9/30/2025	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Long-Term Capital Gains Distributions	Number of Shares at 9/30/25	Market Value at 9/30/25
Exchange-Traded Fund — 27%
USCF Sustainable Battery Metals Strategy Fund
$ 786,990	$—	$(203,310)	$(98,108)	$202,291	$—	$—	41,500	$687,863

Summary of Portfolio Holdings by Country^
United States	60.2%
China	13.2
Spain	10.4
Canada	4.3
Germany	3.0
Brazil	2.1
Taiwan	1.6
India	1.4
Israel	1.2
Denmark	0.8
New Zealand	0.8
South Africa	0.7
Italy	0.3
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Investment Company	27.3%
Energy	21.5%
Utilities	5.1%
Industrial	0.6%
Commodity Derivatives	1.3%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.